SCHEDULE OF OUTSTANDING WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025
Class of Warrant or Right [Line Items]
Number outstanding	10,786	9,686
GEM Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date		Aug. 11, 2026
Exercise price	$ 14.12	$ 9.07
Number outstanding	9,686	9,686
Expiration date	Aug. 11, 2026
Ionic Series B Preferred Stock Warrants [Member]
Class of Warrant or Right [Line Items]
Expiration date	Mar. 29, 2026
Iconic Series B Preferred Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 10,000
Number outstanding	1,100